Subsequent Events (FY) (Details) - shares					9 Months Ended
	Feb. 11, 2021	Feb. 03, 2021	Jan. 26, 2021	Feb. 10, 2020	Sep. 30, 2021	Jan. 25, 2021	Dec. 31, 2020
Class A Ordinary Shares [Member]
Subsequent Evens [Abstract]
Common stock, shares outstanding (in shares)					0		0
Class B Ordinary Shares [Member]
Subsequent Evens [Abstract]
Common stock, shares outstanding (in shares)	5,031,250				5,000,000	4,312,500	5,031,250
Issuance of ordinary shares to Sponsor (in shares)	718,750				5,000,000
Sponsor [Member] | Class B Ordinary Shares [Member]
Subsequent Evens [Abstract]
Common stock, shares outstanding (in shares)							4,312,500
Issuance of ordinary shares to Sponsor (in shares)				5,750,000
Mr. Taney [Member] | Class B Ordinary Shares [Member]
Subsequent Evens [Abstract]
Issuance of ordinary shares to Sponsor (in shares)		50,000
Mr. Bornstein [Member] | Class B Ordinary Shares [Member]
Subsequent Evens [Abstract]
Issuance of ordinary shares to Sponsor (in shares)		40,000
Mr. Kekedjian [Member] | Class B Ordinary Shares [Member]
Subsequent Evens [Abstract]
Issuance of ordinary shares to Sponsor (in shares)		40,000
Subsequent Event [Member]
Subsequent Evens [Abstract]
Shares canceled (in shares)			1,437,500
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Evens [Abstract]
Shares canceled (in shares)			1,437,500
Common stock, shares outstanding (in shares)	5,031,250		4,312,500
Issuance of ordinary shares to Sponsor (in shares)	718,750
Subsequent Event [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Subsequent Evens [Abstract]
Shares canceled (in shares)			1,437,500
Subsequent Event [Member] | Mr. Taney [Member] | Class B Ordinary Shares [Member]
Subsequent Evens [Abstract]
Issuance of ordinary shares to Sponsor (in shares)		50,000
Subsequent Event [Member] | Mr. Bornstein [Member] | Class B Ordinary Shares [Member]
Subsequent Evens [Abstract]
Issuance of ordinary shares to Sponsor (in shares)		40,000
Subsequent Event [Member] | Mr. Kekedjian [Member] | Class B Ordinary Shares [Member]
Subsequent Evens [Abstract]
Issuance of ordinary shares to Sponsor (in shares)		40,000